Note 40 - Financial Instruments Risks - Credit Quality of Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Credit Quality of Assets LineItems
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	$ 24,563,962	$ 25,220,479	$ 17,232,976
Debt Securities FVOCI	24,550,036	25,202,235	17,214,820
Equity Instruments FVOCI	13,926	18,244	18,156
FINANCIAL ASSETS AT AMORTISED COST	203,541,121	201,776,086	147,365,597
Other Financial Assets	9,237,235	3,414,951	1,234,350
Loans and Advances to Government Sector	206	322	182,080
Loans and Advances to Central Bank	383	0	0
Loans and Advances to Financial Institutions	9,635,845	6,723,692	4,918,041
Loans and Advances to Customers	171,948,321	182,291,244	140,923,665
Reverse Repurchase Agreements	12,719,131	$ 9,345,877	$ 107,461
Total Member
Credit Quality of Assets LineItems
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	24,563,962
Debt Securities FVOCI	24,550,036
Equity Instruments FVOCI	13,926
FINANCIAL ASSETS AT AMORTISED COST	203,541,121
Other Financial Assets	9,237,235
Loans and Advances to Government Sector	206
Loans and Advances to Central Bank	383
Loans and Advances to Financial Institutions	9,635,845
Loans and Advances to Customers	171,948,321
Reverse Repurchase Agreements	12,719,131
Total Financial Assets Risk	228,105,083
Total Loan Commitments and Financial Guarantees Risk	142,669,962
Total Credit Exposure	370,775,045
Stage 1 Member
Credit Quality of Assets LineItems
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	24,563,962
Debt Securities FVOCI	24,550,036
Equity Instruments FVOCI	13,926
FINANCIAL ASSETS AT AMORTISED COST	189,775,619
Other Financial Assets	9,237,235
Loans and Advances to Government Sector	206
Loans and Advances to Central Bank	383
Loans and Advances to Financial Institutions	9,635,845
Loans and Advances to Customers	158,182,820
Reverse Repurchase Agreements	12,719,131
Total Financial Assets Risk	214,339,581
Total Loan Commitments and Financial Guarantees Risk	135,838,603
Stage 2 Member
Credit Quality of Assets LineItems
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0
Debt Securities FVOCI	0
Equity Instruments FVOCI	0
FINANCIAL ASSETS AT AMORTISED COST	11,961,349
Other Financial Assets	0
Loans and Advances to Government Sector	0
Loans and Advances to Central Bank	0
Loans and Advances to Financial Institutions	0
Loans and Advances to Customers	11,961,349
Reverse Repurchase Agreements	0
Total Financial Assets Risk	11,961,349
Total Loan Commitments and Financial Guarantees Risk	6,758,808
Stage 3 Member
Credit Quality of Assets LineItems
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0
Debt Securities FVOCI	0
Equity Instruments FVOCI	0
FINANCIAL ASSETS AT AMORTISED COST	1,804,152
Other Financial Assets	0
Loans and Advances to Government Sector	0
Loans and Advances to Central Bank	0
Loans and Advances to Financial Institutions	0
Loans and Advances to Customers	1,804,152
Reverse Repurchase Agreements	0
Total Financial Assets Risk	1,804,152
Total Loan Commitments and Financial Guarantees Risk	$ 72,551